Property, Plant and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment, Net
Note 6 – Pro
p
erty, Plant and Equipment, Net
Property, plant and equipment, net consist of the following:

	As of June 30, 2023	As of December 31, 2022
Aircraft	$188,179,561	$160,113,061
Less: Accumulated depreciation	(20,344,539)	(16,783,360)

Aircraft, net	167,835,022	143,329,701

Construction-in-progress—Aircraft	—	16,992,010

Buildings	16,536,319	16,519,231
Vehicles and equipment	2,895,113	2,810,560
Construction-in-progress - Buildings	17,047,327	13,780,316
Finance lease right-of-use asset	130,378	130,378
Licenses	234,682	234,682

Less: Accumulated depreciation	(2,628,452)	(1,705,465)

Buildings and equipment, net	34,215,367	31,769,702

Total property, plant and equipment, net	$202,050,389	$192,091,413

For the three and six months ended June 30, 2023, the Company recorded $2,980 thousand and $3,985 thousand of depreciation expense in Cost of revenues, respectively, and $229 thousand and $948 thousand of depreciation expense in Selling, general and administrative expense, respectively. For the three and six months ended June 30, 2022, the Company recorded $2,468 thousand and $3,472 thousand of depreciation expense in Cost of revenues, respectively, and $333 thousand and $588 thousand of depreciation expense in Selling, general and administrative expense, respectively.
Aircraft are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. In 2023, the Company identified indicators of impairment for one of the Twin Commander surveillance platforms. The Company determined this asset group is not a viable contract operating plane due to a significant adverse change in the physical state of the asset, preventing the asset from acting as a revenue generating asset and anticipating sure cash flow losses. The Company believes the lack of cash flow and continued maintenance expenditure render the carrying amount of the asset unrecoverable. For the three and six months ended June 30, 2023, the Company recorded total impairment charges of $627 thousand, respectively, in Selling, general and administrative expense on the Unaudited Condensed Consolidated Statements of Operations. For the three and six months ended June 30, 2022, the Company recorded no impairment charges, respectively.
For the three and six months ended June 30, 2023, the Company recorded a net loss on sale/disposal of assets of $300 thousand and $392 thousand, respectively, in Selling, general and administrative expense on the Unaudited Condensed Consolidated Statements of Operations. For the three and six months ended June 30, 2022, the Company recorded a loss on disposals of assets related to the obsolescence of an aging aircraft of zero and $781 thousand, respectively, in Selling, general and administrative expense on the Unaudited Condensed Consolidated Statements of Operations.
For the three and six months ended June 30, 2023, capitalized interest to equipment from debt financing was $429 thousand and $822 thousand, respectively. For the three and six months ended June 30, 2022, capitalized interest to equipment from debt financing was $89 thousand and $142 thousand, respectively. Aircraft that is currently being manufactured is considered construction in process and is not depreciated until the aircraft is placed into service. Aircraft that is temporarily not in service is not depreciated until placed into service.

BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Property, Plant and Equipment, Net
Note 7 –Property, Plant and Equipment, net
Property, plant and equipment, net consist of the following:

	As of December 31,
	2022	2021
Aircraft	$158,235,666	$121,824,576
Less: accumulated depreciation	(16,418,098)	(8,451,678)

Aircraft, net	141,817,568	113,372,898

Construction-in-progress - Aircraft	16,992,010	33,792,009

Buildings	16,519,231	16,465,087
Vehicles and equipment	4,687,955	2,859,568
Construction-in-progress - Buildings	13,780,316	3,293,229
Finance lease right-of-use-asset	130,378	121,399
Licenses	234,682	—

Less: accumulated depreciation	(2,070,727)	(1,226,881)

Buildings and equipment, net	33,281,835	21,512,402

Property, plant and equipment, net	$192,091,413	$168,677,309

For the year ended December 31, 2022, the Company recorded $7,864 thousand and $1,136 thousand of depreciation expenses in Cost of revenues and Selling, general and administrative expense, respectively. For the year ended December 31, 2021, the Company recorded $6,046 thousand and $595 thousand of depreciation expenses in Cost of revenues and Selling, general and administrative expense, respectively.
For the years ended December 31, 2022 and 2021, the Company recorded losses on disposals and sale of assets of $1,769 thousand and $996 thousand, respectively, in Selling, general and administrative expense in the Consolidated Statements of Operations related to the obsolescence of aging aircraft.

For
the years ended December 31, 2022 and 2021, capitalized interest to equipment from debt financing was $677 thousand and $89 thousand, respectively. Aircraft that is currently being manufactured is considered construction in process and is not depreciated until the aircraft is placed into service. Aircraft that is temporarily not in service is not depreciated until placed into service.